Note 15 - Stockholders' Equity (Detail)	0 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended									118 Months Ended	130 Months Ended											3 Months Ended
	Mar. 31, 2011 USD ($)	Nov. 02, 2009	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Mar. 31, 2012 CAD	Mar. 31, 2011 CAD	Mar. 31, 2010 USD ($)	Mar. 31, 2008 USD ($)	Mar. 31, 2007 USD ($)	Mar. 31, 2006 USD ($)	Mar. 31, 2005 USD ($)	Mar. 31, 2004 USD ($)	Mar. 31, 2003 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Feb. 02, 2017 CAD	Feb. 02, 2013 CAD	Sep. 30, 2012 CAD	Mar. 31, 2012 USD ($)	Feb. 29, 2012 USD ($)	Feb. 23, 2012	Feb. 02, 2012	Oct. 31, 2011 USD ($)	May 31, 2011 USD ($)	Dec. 31, 2001 USD ($)	Dec. 31, 2001 Shares Issued USD ($)	Dec. 31, 2001 Price Paid per Share USD ($)
Stock Issued During Period, Shares, Issued for Cash (in Shares)									212,500			1,000,000		1,910,000	500,006	500,004													6,750,000
Sale of Stock, Price Per Share (in Dollars per share and Dollars per share)	$ 1.05				$ 1.05				0.402	$ 0.025	$ 0.0485	$ 0.044	$ 0.042		$ 0.0835	$ 0.0725					0.60									$ 0.0002
Issuance of Stock and Warrants for Services or Claims											$ 2,548		$ 16,586		$ 1,851	$ 1,615	$ 26,301												$ 75,000
Stock Issued During Period, Shares, Other (in Shares)																													6,750,000
Additional Paid in Capital, Common Stock								100,000								12,916												352,337
Issued During Period, Unit, Issued for Cash (in Shares)						350,000		350,000						1,200,000		235,294
Sale of Unit, Price per Unit								0.60						0.039		0.055
Capital Paid								210,000	85,000		2,548	43,948	12,578	47,054	41,644	36,326					210,000
Stock Issued During Period, Shares, Conversion of Warrants													0.042			235,294
Exercise Price of Warrant								0.75						0.039		0.055			0.75		0.75
Stock Issued During Period, Shares, Acquisitions (in Shares)		4,025,000			1,097,400	9,876,600				2,000,000
Fees and Commissions, Other (in Dollars)									7,500
Professional Fees (in Dollars)			19,214	18,136		49,468	40,865		6,807									398,867
Property, Plant and Equipment, Additions	76,818,000		1,097,400														(1,871)
Shareholders Equity and Construction in Progress					6,584,400
Warrants Not Settleable in Cash, Fair Value Disclosure																						93,652	56,966			4,501	90,628
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)			$ 0.60			$ 0.60												$ 0.60
Restricted Shares Outstanding			10,226,900			10,226,900												10,226,900
Promissory Note Issued During Period (in Dollars)								50,000
Warrants Issued During Period, Warrants (in Shares)																						83,333		83,333	83,333
Convertible Price Per Share (in Dollars)																				0.60
Warrants and Rights Outstanding	$ 350,000		$ 533,666		$ 350,000	$ 533,666												$ 533,666				$ 350,000